United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—3.8%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$160,381
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,634,472
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	164,208
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	247,532
		TOTAL	2,206,593
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	425,876
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	222,803
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	181,069
		TOTAL	829,748
		Basic Industry - Paper—0.0%
250,000	[2,3,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
67,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	72,793
		TOTAL	72,793
		Capital Goods - Aerospace & Defense—0.1%
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	207,675
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	215,792
		TOTAL	423,467
		Capital Goods - Building Materials—0.0%
100,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	107,500
		Communications - Cable & Satellite—0.0%
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	209,725
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	312,774
200,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	217,095
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	209,516
		TOTAL	739,385
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	286,167
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	221,059
		TOTAL	507,226
		Communications - Telecom Wirelines—0.1%
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	275,997
250,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	279,661
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	543,410
		TOTAL	1,099,068
		Consumer Cyclical - Automotive —0.1%
200,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	217,166
250,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	267,161
		TOTAL	484,327
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	324,625

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$300,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	$331,065
		TOTAL	655,690
		Consumer Non-Cyclical - Food/Beverage—0.2%
300,000	[1,5]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	314,729
150,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	152,331
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	152,064
250,000		PepsiCo, Inc., 2.750%, 04/30/2025	261,987
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	332,051
		TOTAL	1,213,162
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	210,357
325,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	339,001
		TOTAL	549,358
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 2.200%, 07/21/2021	100,149
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	100,898
		TOTAL	201,047
		Consumer Non-Cyclical - Products—0.0%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	273,222
		Consumer Non-Cyclical - Tobacco—0.0%
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	130,543
		Energy - Independent—0.1%
320,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	354,630
200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	200,756
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	220,706
100,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	98,409
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	187,236
		TOTAL	1,061,737
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	215,981
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	317,494
90,000		Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	92,669
70,000		Shell International Finance, Sr. Unsecd. Note, Series 30YR, 4.000%, 05/10/2046	73,537
		TOTAL	699,681
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	311,837
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	265,060
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	215,512
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	99,613
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	311,346
		TOTAL	1,203,368
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	396,126
200,000	[1,5]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	218,500
400,000		Weatherford International Ltd., 5.125%, 09/15/2020	378,000
		TOTAL	992,626

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.1%
$200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	$202,935
200,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	235,160
		TOTAL	438,095
		Financial Institution - Banking—0.8%
275,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	279,806
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	312,063
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	521,597
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	403,354
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	587,668
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	285,860
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	389,603
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	348,299
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	378,781
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	214,074
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,241,755
729,175	[1,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	345,352
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	259,449
200,000		SunTrust Bank, Sub., 3.300%, 05/15/2026	205,953
155,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	158,306
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	407,813
		TOTAL	6,339,733
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	215,261
165,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 3.625%, 09/15/2026	168,846
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	498,241
		TOTAL	882,348
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd, Sr. Unsecd. Note, 3.950%, 02/01/2022	176,800
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	526,843
		TOTAL	703,643
		Financial Institution - Insurance - Health—0.0%
200,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	204,077
		Financial Institution - Insurance - Life—0.2%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	215,629
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	430,968
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	324,538
300,000	[1,5]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	322,363
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	449,567
200,000	[1,5]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	202,054
		TOTAL	1,945,119
		Financial Institution—Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	345,164
400,000	[1,5]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	433,629
		TOTAL	778,793
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	316,248
		Financial Institution - REIT - Office—0.0%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	94,578

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.0%
$335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$350,943
		Technology—0.3%
200,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	211,129
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	113,355
60,000	[1,5]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	62,838
180,000	[1,5]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	193,308
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	125,811
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	316,073
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	354,312
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	100,506
200,000		Microsoft Corp., Sr. Unsecd. Note, 3.950%, 08/08/2056	211,274
600,000	[1,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	608,935
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	88,519
		TOTAL	2,386,060
		Transportation - Railroad—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	211,714
230,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	241,980
		TOTAL	453,694
		Utility - Electric—0.3%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	465,460
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	398,600
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	321,691
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	423,937
350,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	367,786
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	327,702
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	261,116
		TOTAL	2,566,292
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,148,563)	31,119,889
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.6%
1,225,000		Federal Home Loan Mortgage Corp., 2.745%, 01/25/2026	1,292,520
1,000,000		Federal Home Loan Mortgage Corp., 2.995%, 12/25/2025	1,075,498
2,000,000	[1,5]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	2,097,544
390,000	[1,5]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	389,585
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,655,977)	4,855,147
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11,Class B, 3.732%, 04/10/2046	1,683,924
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%,12/10/2044	1,120,682
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,211,144
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,056,384
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,066,633
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	650,423
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,719,609
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,592,532
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	926,746

Principal Amount, Foreign Par Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	$1,066,105
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	1,111,801
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,586,345)	16,205,983
		COMMON STOCKS—7.0%
		Auto Components—0.5%
79,703	[2]	American Axle & Manufacturing Holdings, Inc.	1,366,109
48,216		Goodyear Tire & Rubber Co.	1,415,140
12,500		Lear Corp.	1,453,625
		TOTAL	4,234,874
		Building Products—0.2%
61,055	[2]	U.S.G. Corp.	1,674,739
		Communications Equipment—0.2%
42,312	[2]	CommScope Holdings Co., Inc.	1,251,166
		Containers & Packaging—1.3%
43,039	[2]	Berry Plastics Group, Inc.	1,953,540
134,388		Graphic Packaging Holding Co.	1,927,124
108,416	[2]	Multi Packaging Solutions International Limited	1,519,992
100,431	[2]	Owens-Illinois, Inc.	1,800,728
31,418		Sealed Air Corp.	1,480,731
41,818		WestRock Co.	2,003,082
		TOTAL	10,685,197
		Electronic Equipment Instruments & Components—0.4%
41,678		CDW Corp.	1,860,923
22,791	[2]	Zebra Technologies Co., Class A	1,594,458
		TOTAL	3,455,381
		Gas Utilities—0.2%
46,801		Suburban Propane Partners LP	1,551,453
		Health Care Providers & Services—0.5%
99,369	[2]	Community Health Systems, Inc.	1,061,261
49,089	[2]	Envision Healthcare Holdings, Inc.	1,053,450
31,040	[2]	Team Health Holdings, Inc.	1,033,632
54,095	[2]	Tenet Healthcare Corp.	1,292,870
		TOTAL	4,441,213
		Hotels Restaurants & Leisure—0.4%
137,152	[2]	La Quinta Holdings, Inc.	1,584,106
133,251	[2]	Penn National Gaming, Inc.	1,889,499
		TOTAL	3,473,605
		Household Products—0.2%
11,465		Spectrum Brands Holdings, Inc.	1,538,603
		Leisure Products—0.1%
157,238	[2]	Performance Sports Group Ltd.	424,449
		Media—0.8%
156,930	[2]	Gray Television, Inc.	1,762,324
26,535		Nexstar Broadcasting Group, Inc., Class A	1,398,925
457,819	[2]	Radio One, Inc., Class D	1,584,054
205,132	[2,6]	Townsquare Media, Inc., Class A	2,000,037
		TOTAL	6,745,340

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—0.4%
175,435	[2]	CVR Refining, LP	$1,208,747
50,624		Williams Partners LP	1,928,775
		TOTAL	3,137,522
		Paper & Forest Products—0.2%
26,254	[2]	Clearwater Paper Corp.	1,629,586
		Semiconductors & Semiconductor Equipment—0.4%
38,015	[2]	Microsemi Corp.	1,519,079
91,242	[2]	Tower Semiconductor Ltd.	1,429,762
		TOTAL	2,948,841
		Specialty Retail—0.2%
77,932	[2]	Party City Holdco, Inc.	1,357,575
		Technology Hardware Storage & Peripherals—0.2%
51,150	[2]	NCR Corp.	1,731,427
		Food & Staples Retailing—0.2%
62,289	[2]	US Foods Holding Corp.	1,510,508
		Consumer Finance—0.2%
67,100		Ally Financial, Inc.	1,344,684
		Pharmaceuticals—0.2%
9,930		Mallinckrodt PLC	740,182
43,850		Valeant Pharmaceuticals International, Inc.	1,272,966
		TOTAL	2,013,148
		Trading Companies & Distributors—0.2%
44,836	[2]	HD Supply Holdings, Inc.	1,619,028
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,685,305)	56,768,339
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[2,3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED PUT OPTION—0.0%
12,300,000		Citibank USD PUT/MXN CALL (Put-Option) Strike Price: $18.00; Expiration Date: 11/22/2016 (IDENTIFIED COST $160,000)	96,149
		INVESTMENT COMPANIES—86.0%[6]
21,335,906		Emerging Markets Core Fund	221,466,706
10,322,525		Federated Mortgage Core Portfolio	103,741,378
9,699,236		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7]	9,699,236
57,580,821		High Yield Bond Portfolio	363,910,788
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $572,637,489)	698,818,108
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $675,877,079)[8]	807,864,015
		OTHER ASSETS AND LIABILITIES - NET—0.6%[9]	5,064,795
		TOTAL NET ASSETS—100%	$812,928,810

At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 2-Year Short Futures	100	$21,831,250	December 2016	$3,677
[2]United States Treasury Note 5-Year Long Futures	50	$6,062,500	December 2016	$(6,683)
[2]United States Treasury Note 10-Year Short Futures	610	$79,862,344	December 2016	$203,483
[2]United States Treasury Ultra Bond Long Futures	70	$13,122,813	December 2016	$51,076
[2]United States Treasury 10-Year Ultra Bond Short Futures	132	$19,057,500	December 2016	$(4,585)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$246,968
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,100,494 and $70,641,880, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
8/3/2016	BNP Paribas SA	34,068,600 NOK	5,400,000 SGD	$126,109
Contracts Sold:
8/15/2016	Citibank N.A	403,272,000 JPY	$4,000,000	$89,688
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$215,797
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $ 386,717 and $387,384, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $68,693. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following open swap contracts:
Credit Default Swap OTC Swap: Counterparty	Barclays
Reference Entity	CDX Index EM Series 25, Credit Default Swap
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2021
Implied Credit Spread at 8/31/2016[10]	2.50%
Notional Amount	$18,000,000
Market Value	$1,152,000
Upfront Premiums Paid/(Received)	$1,547,276
Unrealized Depreciation	$(395,276)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $5,400,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Future Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $7,221,909, which represented 0.9% of total net assets.
2	Non-income-producing security.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Directors. At August 31, 2016, these liquid restricted securities amounted to $5,242,085, which represented 0.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$712,972	$345,352
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,634,472
6	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended August 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2016	Value	Dividend Income
Townsquare Media, Inc., Class A	178,777	95,919	(69,564)	205,132	2,000,037	—
Transactions involving affiliated holdings during the period ended August 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	5,944,844	—	13,299,560	2,646,004	69,416,651	91,307,059
Purchases/Additions	776,019	21,720,521	835,754	131,466,859	470,639	155,269,792
Sales/Reductions	(6,720,863)	(384,615)	(3,812,789)	(124,413,627)	(12,306,469)	(147,638,363)
Balance of Shares Held 8/31/2016	—	21,335,906	10,322,525	9,699,236	57,580,821	98,938,488
Value	$—	$221,466,706	$103,741,378	$9,699,236	$363,910,788	$698,818,108
Dividend Income/Allocated Investment Income	$6,725,333	$2,331,659	$2,331,018	$10,538	$ 18,925,011	$23,598,226
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(4,181,084)	$—	$—	$—	$—	$(4,181,084)
7	7-day net yield.
At August 31, 2016, the cost of investments for federal tax purposes was $675,877,079. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) outstanding foreign currency commitments; (b) futures contracts; and (c) swap contracts was $131,986,936. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,679,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,692,954.	8
Assets, other than investments in securities, less liabilities.	9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.	10
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.	■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions	■

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	30,774,537	345,352	31,119,889
Commercial Mortgage-Backed Securities	—	4,855,147	—	4,855,147
Collateralized Mortgage Obligations	—	16,205,983	—	16,205,983
Equity Securities:
Common Stocks
Domestic	$53,325,429	$—	$—	$53,325,429
International	3,442,910	—	—	3,442,910
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Put Option	—	96,149	—	96,149
Investment Companies[2]	9,699,236	—	—	698,818,108
TOTAL SECURITIES	66,467,575	$51,931,816	$345,752	$807,864,015
Other Financial Instruments[3]
Assets	$258,236	$215,797	$—	$474,033
Liabilities	(11,268)	(395,276)	—	(406,544)
TOTAL OTHER FINANCIAL INSTRUMENTS	$246,968	$(179,479)	$—	$67,489
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $689,118,872 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contacts.
The following acronyms are used throughout this portfolio:
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
SGDUSD	—Singapore Dollar—United States Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016